Income Taxes - Schedule the current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive (loss) income (Detail)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax expenses	¥ 1,103,832		¥ 196,233	¥ 227,415
Deferred tax (benefits) expenses	(174,675)		43,178	(120,611)
Total	¥ 929,157	$ 132,868	¥ 239,411	¥ 106,804